SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

7.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies used in the preparation of these Consolidated financial statements:

Cash and cash equivalents

Cash and cash equivalents are comprised of cash on hand, deposits in banks and highly liquid investments having original terms to maturity of 90 days or less.

Loss per share

Basic loss per share is computed by dividing the net loss for the period by the weighted average number of common shares outstanding during the period. To compute diluted loss per share, adjustments are made to common shares outstanding. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would be outstanding if, at the beginning of the period or at time of issuance, all options and warrants were exercised. The proceeds from exercise are assumed to be used to purchase the Company’s common shares at their average market price during the period. For the years presented, this calculation proved to be anti-dilutive.

Revenue recognition

The Company’s leasing revenue is derived from lease arrangements to obtain rights to use the Company’s equipment.

Leases in which a significant portion of the risks and rewards of ownership are retained by the Company are classified as operating leases. Assets under operating leases are included in equipment. Leasing revenue from operating leases is recognized as the leasing services are provided.

The Company also earns service revenue. This revenue is recognized when the control over goods or services is transferred to the customer. As such, the revenue is recognized after: the contract is identified; performance obligations are identified; the transaction price is determined; the transaction price is allocated to the various performance obligations (if multiple performance obligations are identified); and ultimately, once the performance obligation is satisfied .

Foreign currency translation

The results and financial position of a subsidiary whose functional currency is not the currency of a hyperinflationary economy is translated into the presentation currency using the following procedures:

i.	Assets and liabilities for each statement of financial position presented (i.e. including comparatives) are translated at the closing rate at the date of the statement of financial position;
ii.	Income and expenses for each statement presenting profit or loss and other comprehensive income (i.e. including comparatives) are translated at exchange rates at the dates of the transactions; and
iii.	All resulting exchange differences are recognized in other comprehensive income.

For practical reasons, a rate that approximates the exchange rates at the dates of the transactions, for example an average rate for the period, is often used to translate income and expense items.

The resulting translation adjustments are included in accumulated other comprehensive income in shareholders' equity. For the year ended December 31, 2018, an unrealized foreign exchange translation loss of $480,132 (2017 – $18,120; 2016 – $9,179) was recorded under accumulated other comprehensive loss as a result of changes in the value of the Colombian Peso, Argentina Peso, Mexican Peso and US dollars with respect to the Canadian dollar.

The results and financial position of a subsidiary whose functional currency is the currency of a hyperinflationary economy are translated into the presentation currency using the following procedures:

i.

All amounts (i.e. assets, liabilities, equity items, income and expenses, including comparatives) are translated at the closing rate at the date of the most recent statement of financial position, except that

ii.	When amounts are translated into a non-hyperinflationary presentation currency (i.e. CAD), comparative amounts remain unchanged from those reported in the prior periods.

When an entity's functional currency is the currency of a hyperinflationary economy, the entity shall restate its financial statements in accordance with IAS 29 before applying the translation meth od described above. When the economy ceases to be hyperinflationary and the entity no longer restates its financial statements in accordance with IAS 29, it shall use as the historical costs for translation into the presentation currency the amounts restated to the price level at the date the entity ceased restating its financial statements.

For the year ended December 31, 2018, it was determined that Argentina was in a state of hyperinflation. The Company’s subsidiary, Evotech, operates in Argentina and the functional currency of Evotech is the Argentinian Peso. Accordingly, the balances of Evotech were restated using the historical cost approach in accordance with IAS 29 prior to translation into the presentation currency. In order to restate the balances of Evotech, the Company used Argentina’s consumer price index, Índice de Precios al Consumidor (“IPCBA”), as per which the IPCBA for Argentina fluctuated from 483.3 0 at December 2017 to 703.01 in December 2018.

Property and equipment

Property and equipment is stated at cost less accumulated amortization and accumulated impairment loss. Amortization expense for towers begins in the month of transfer of each tower from construction in progress to towers. Costs not clearly related to the procurement, manufacturing and implementation are expensed as incurred.

Towers represent cellular towers owned by the Company. The towers are operated at various sites and under contractual license agreements.

  Amortization of the equipment is calculated on the declining-balance basis at the following annual rates: Towers - 10%

  Furniture and equipment - between 10% and 33.3%

Costs of assets in the course of construction are capitalized as construction in prog ress. Upon completion, the cost of construction is transferred to the appropriate category of property and equipment and amortization commences when the asset is available for its intended use.

An asset’s residual value, useful life and amortization meth od are reviewed at each financial year end and adjusted if appropriate. When parts of an item of equipment have different useful lives, they are accounted for as separate items (major components) of equipment.

Gains and losses on disposal of an item of equipment are determined by comparing the proceeds from disposal with the carrying amount of the equipment and are recognized in profit or loss.

Intangible asset

Intangible assets consist of master lease agreements acquired by the Company. Acquired lease agreements are carried at cost less accumulated amortization and impairment. Intangible assets with indefinite lives are not amortized but are reviewed annually for impairment. Any impairment of intangible asset is recognized in the statement of operations and comprehensive loss but increases in intangible asset values are not recognized.

Estimated useful lives of intangible assets are the shorter of the economic life and the period the right is legally enforceable. The assets’ useful lives are reviewe d, and adjusted if appropriate, at each statement of financial position date. The useful life of the Company’s intangible asset s, consisting of master lease agreements, is estimated to be 25 years.

At each financial position reporting date, the carrying amounts of the Company’s long-lived assets, including property and equipment and intangible asset, are reviewed to determine whether there is any indication that those assets are impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. Where the asset does not generate cash flows that are independent from other assets, the Company estimates the recoverable amount of the cash-generating units (“CGU’s”) to which the asset belongs.

Impairment

Non-financial assets are tested for impairment whenever events or changes in circumstances indicate that an asset’s carrying amount may be less than its recoverable amount. Management uses its judgment to estimate these inputs and any changes to these inputs could have a material impact on the impairment calculation. For impairment testing, non -financial assets that do not generate independent cash flows are grouped together into CGU, which represent the levels at which largely independent cash flows are generated. An impairment loss is recognized in earnings to the extent that the carrying value of an asset, CGU or group of CGU’s exceeds its estimated recoverable amount. The recoverable amount of an asset, CGU or group of CGU’s is the greater of its value i n use and its fair value less cost to sell. Value in use is calculated as the present value of the estimated future cash flows discounted at appropriate pre-tax discount rates. An impairment loss relating to a specific asset reduces the carrying value of the asset. An impairment loss relating to a group of CGU’s is allocated on a pro -rata basis to reduce the carrying value of the assets in the units comprising the group. A previously recognized impairment loss related to non-financial assets is assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss related to non -financial assets is reversed if there is a subsequent increase in the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying value does not exceed the carrying value that would have been determined, net of depreciation or amortization, if no loss had been recognized.

Share capital

Common shares are classified as equity. Transaction costs directl y attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects. Common shares issued for consideration other than cash, are valued based on their market value at the date the shares are issued.

The Company has adopted a residual value method with respect to the measurement of shares and warrants issued as private placement units. The residual value method first allocates value to the more easily measurable component based on fair value and then the residual value, if any, to the less easily measurable component. The Company considers the fair value of common shares issued in a private placement to be the more easily measurable component and the common shares are valued at their fair value, as determined by the closing quoted bid price on the announcement date. The balance, if any, is allocated to the attached warrants. Any fair value attributed to the warrants is recorded as reserves.

Share-based payments

Share-based payments to employees are measured at the fair value of the instruments issued and amortized over the vesting periods. Share-based payments to non-employees are measured at the fair value of the goods or services received or the fair value of the equity instruments issued, if it i s determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The amount recognized as an expense is adjusted to reflect the number of awards expected to vest. The offset to the recorded cost is to warrants and options reserve. Consideration received on the exercise of stock options is recorded as share capital and the related amount in warrants and options reserve is transferred to share capital. Charges for options that are forfeited before vesting are reversed from share -based payments reserve. For those options that expire or are forfeited after vesting, the recorded value is transferred to deficit.

Income taxes

Income tax expense consisting of current and deferred tax expense is recognized in the consolidated statement of comprehensive loss. Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at period-end, adjusted for amendments to tax payable with regard to previous years.

Deferred tax assets and liabilities and the related deferred income tax expense or recovery are recognized for deferred tax consequences attributable to differences between the carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using the enacted or substantively enacted tax rates expected to apply when the asset is realized or the liability settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that substantive enactment occurs.

A deferred tax asset is recognized to the extent that it is probable that future taxa ble profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, the deferred tax asset is reduced. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Provisions

Provisions are recorded when a present legal or constructive obligation exists as a result of past events where it is probable that an outflow of resourced embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the statement of financial position date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows. When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount receivable can be measured reliably.

Financial instruments

Financial assets - Classification

The Company classifies its financial assets in the following categories:

  Those to be measured subsequently at fair value (either through Other Comprehensive Income (“OCI”), or through profit or loss), and

  Those to be measured at amortized cost.

The classification depends on the Company’s business model for managing the financial assets and the contractual terms of the cash flows. For assets measured at fair value, gains and losses are either recorded in profit or loss or OCI.

Financial assets - Measurement

At initial recognition, the Company measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL are expensed in profit or loss. Financial assets are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

Subsequent measurement of financial assets depends on their classification. There are three measurement categories under which the Company classifies its financial assets:

  Amortized cost: Assets that are held for collection of contractual cash flows where those c ash flows represent solely payments of principal and interest are measured at amortized cost. A gain or loss on a debt investment that is subsequently measured at amortized cost is recognized in profit or loss when the asset is derecognized or impaired. Interest income from these financial assets is included as finance income using the effective interest rate method.

  Fair value through OCI (“FVOCI”): Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains and losses, interest revenue, and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss and recognized in other gains (losses). Interest income fr om these financial assets is included as finance income using the effective interest rate method.

  Fair value through profit or loss: Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVTPL. A gain or loss on an investment that is subsequently measured at FVTPL is recognized in profit or loss and presented net as revenue in the Statement of Loss and Comprehensive Loss in the period in which it arises.

The Company has classified its cash and cash equivalents, amounts receivable, and other receivable as FVTPL.

Financial liabilities

The Company classifies its financial liabilities into the following categories:

  Financial liabilities at FVTPL; and

  Amortized cost.

A financial liability is classified as at FVTPL if it is classified as held -for-trading or is designated as such on initial recognition. Directly attributable transaction costs are recognized in profit or loss as incurred. The fair value changes to financial liabilities at FVTPL are presented as follows:

  the amount of change in the fair value that is attributable to changes in the credit risk of the liability is presented in OCI; and

  the remaining amount of the change in the fair value is presented in profi t or loss.

The Company does not designate any financial liabilities at FVTPL.

Other non-derivative financial liabilities are initially measured at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these liabilities are measured at amortized cost using the effective interest method.

The Company has classified its bank indebtedness, accounts payable, interest payable, deferred revenues, convertible debentures, promissory note payable, loans payable, loans from related parties, and bonds payable as amortized cost.

Fair value hierarchy

The following table summarizes the fair value hierarchy under which the Company's financial instruments are valued.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 - Inputs for the asset or liability that are not based upon observable market data.

Cash is carried at fair value using a level 1 fair value measurement. The carrying value of amounts receivable, other receivables, accounts payable, interest payable, deferred revenues, convertible debentures, promissory note payable, loans payable, loans from related parties, and liabilities related to assets held for sale approximate their fair value because of the short-term nature of the instruments.

Fair value estimates of financial instruments are made at a specific point in time, base d on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

Adoption of new pronouncements

The Company adopted the following standards for the year ended December 31, 2018:

  IFRS 9 Financial Instruments

  IFRS 15 Revenue from Contracts with Customers

  IFRS 2 Share-based Payment

The mandatory adoption of the above revised accounting standards and interpretations on January 1, 2018 had no significant impact on the Company’s Consolidated financial statements for the current year or prior year presented.

Future changes in accounting policies

Certain new standards, interpretations and amendments to existing standards have been issued by the IASB that are mandatory for future accounting periods. Some updates that are not applicable or are not consequential to the Company may have been excluded from the list below.

Standard effective for annual periods beginning on or after January 1, 2019

IFRS 16 – Leases - In January 2016, the IASB issued IFRS 16 “Leases” (“IFRS 16”) that sets out the principles for recognition, measurement, presentation and disclosure of leases for both lessee and lessor. IFRS 16 introduces a single lessee accounting model and requires lessees to recognize assets and liabilities for all leases, except when the term is 12 months or less or when the underlying asset has a low value. The effective date of IFRS 16 for the Company is January 1, 2019 and the Company will apply the standard retrospectively with the cumulative effect of initially applying the standard recognized as an adjustment to the opening balance of retained earnings or deficit at that date, subject to permitted practical expedients. Therefore, the Company will not restate comparative information.

The adoption of IFRS 16 will result in the recognition of a right-of-use asset and a lease liability measured at the present value of the future lease payments on the consolidated statements of financial position for a majority of its leases that are considered operating leases under IAS 17 “Leases”. An amortization expense on the right-of-use asset and an interest expense on the lease liability will replace the operating lease expense. IFRS 16 will change the presentation of cash flows relating to leases in the Company’s consolidated statements of cash flows, but does not cause a difference in the amount of cash transferred between the parties of a lease. The Company is currently finalizing the quantification of the impact of IFRS 16 on its consolidated financial statements. As at January 1, 2019, it is estimated that total liabilities would increase by approximately $1,070,000 and assets would increase by approximately $1,070,000. The Company is continuing to assess the overall impact of the new standard, including the required changes to the disclosures in its consolidated financial statements.